Significant Accounting Policies - Additional Information (Detail) - BRL (R$)		6 Months Ended		12 Months Ended
	Jan. 01, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Prepaid expenses		R$ 1,478,517,000		R$ 307,162,000	R$ 293,689,000
Derecognized judicial bank deposits already withdrawn	R$ 3,133,000,000	1,508,271,000		1,023,348,000	977,550,000
Increase in provision for contingencies	493,000,000	3,896,000	R$ 408,238,000	143,517,000	1,056,410,000	R$ 1,542,831,000
Increase in net loss	1,163,000,000
Derecognized accounts receivable	167,000,000	503,634,000	563,712,000	253,469,000	390,361,000	1,622,343,000
Increased accounts payables	172,000,000	(2,670,804,000)	R$ 329,942,000	(374,003,000)	(585,813,000)	117,271,000
Decrease in net loss						R$ 59,000,000
Derecognized balances of unrecoverable tax credits	199,000,000
Recognized under taxes and other assets	52,000,000
Reduction in provision for estimated unbilled revenue	R$ 191,000,000
Contract acquisition costs				793,000,000
Accumulated deficit		(25,369,770,000)		(42,026,880,000)	R$ (38,290,362,000)
Unrecognized tax benefits				0
Interest and penalties				0
Minimum
Significant Accounting Policies [Line Items]
Minimum funds to make necessary capital expenditures investments and modernization of infrastructure				R$ 4,000,000,000
Adoption of ASC 606 | Scenario, Forecast
Significant Accounting Policies [Line Items]
Deferred revenue							R$ 138,000,000
Accumulated deficit							655,000,000
ASC 606
Significant Accounting Policies [Line Items]
Prepaid expenses		R$ 848,000,000					R$ 793,000,000